Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, total	$ 39,671	$ 28,723
Less accumulated depreciation	(15,287)	(9,378)
Property and equipment, net	24,384	19,345
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, total	1,127	1,035
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, total	632	493
Machinery and lab equipment
Property, Plant and Equipment [Line Items]
Property and equipment, total	27,690	19,868
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, total	9,001	7,327
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, total	$ 1,221	$ 0